Summary of Significant Accounting Policies - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,482	$ 24,623	$ 50,364	$ 57,077	$ 118,724	$ 111,273
Gift Card Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract liability	1,743			1,743	1,993	1,896
Total revenue	525	472	1,128	1,276	2,791	2,170
Redemptions, net of discounts
Disaggregation of Revenue [Line Items]
Total revenue	422	369	883	1,036	2,152	1,415
Breakage
Disaggregation of Revenue [Line Items]
Total revenue	$ 103	$ 103	$ 245	$ 240	$ 639	$ 755